Advances to Aggregators (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Inventory [Line Items]
Advances to aggregators	$ 401,495	$ 717,924	$ 3,288,850
Money-on-Mobile Utility Units [Member]
Inventory [Line Items]
Advances to aggregators		$ 717,924	$ 3,288,850